Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 01, 2021	Jan. 19, 2021	Jan. 14, 2021	Jan. 13, 2021	Jan. 11, 2021	Jan. 01, 2021	Jul. 02, 2020
Incentive Compensation Plan 2020 [Member]
Subsequent Event [Line Items]
Number of additional shares authorized (in shares)						2,838,412
Common stock reserved for issuance, annual increase, percentage of outstanding shares						5.00%	5.00%
Employee Stock Purchase Plan 2020 [Member]
Subsequent Event [Line Items]
Number of additional shares authorized (in shares)						567,682
Common stock reserved for issuance, annual increase, percentage of outstanding shares						1.00%	1.00%
Public Stock Offering
Subsequent Event [Line Items]
Net proceeds from sale			$ 525.7
Underwriter's option
Subsequent Event [Line Items]
Common stock sold (shares)			718,647				1,650,000
Net proceeds from sale	$ 114.6		$ 114.6
Subsequent event | Incentive Compensation Plan 2020 [Member]
Subsequent Event [Line Items]
Number of additional shares authorized (in shares)						2,838,412
Common stock reserved for issuance, annual increase, percentage of outstanding shares						5.00%
Subsequent event | Employee Stock Purchase Plan 2020 [Member]
Subsequent Event [Line Items]
Number of additional shares authorized (in shares)						567,682
Common stock reserved for issuance, annual increase, percentage of outstanding shares						1.00%
Subsequent event | Public Stock Offering
Subsequent Event [Line Items]
Common stock sold (shares)		3,300,000		3,300,000	3,000,000
Common stock sold, price (usd per share)				$ 165
Net proceeds from sale		$ 525.2
Subsequent event | Public stock offering - shares from existing stockholders
Subsequent Event [Line Items]
Common stock sold (shares)				1,524,314	1,524,314
Subsequent event | Public stock offering - shares from existing stockholders | Lemonade Foundation [Member]
Subsequent Event [Line Items]
Common stock sold (shares)		100,000
Subsequent event | Underwriter's option
Subsequent Event [Line Items]
Common stock sold (shares)	718,647			723,647	678,647
Net proceeds from sale	$ 114.6